Loans - Major classifications of loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 283,339		$ 263,973
Net deferred loan origination fees	(37)		(1)
Less: Allowance for loan losses	(1,561)	[1]	(1,261)	$ (990)
Loans receivable, net	281,741		262,711
Real estate loans: | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	221,602		206,894
Less: Allowance for loan losses	(866)	[1]	(816)	(584)
Real estate loans: | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,241		10,650
Less: Allowance for loan losses	(77)	[1]	(80)	(38)
Real estate loans: | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,898		10,750
Less: Allowance for loan losses	(24)	[1]	(54)	(31)
Real estate loans: | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	22,492		14,803
Less: Allowance for loan losses	(284)	[1]	(148)	(84)
Real estate loans: | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	16,766		17,127
Less: Allowance for loan losses	(103)	[1]	(107)	(112)
Other Loans Portfolio Segment | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,290		3,679
Less: Allowance for loan losses	(97)	[1]	(47)	$ (28)
Other Loans Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 50		$ 70

[1]	All Loans are collectively evaluated for impairment.